Post-Employment Benefits - Summary of Defined Benefit Plan Expense (Detail) - CAD ($) $ in Millions	3 Months Ended			9 Months Ended
	Jul. 31, 2023	Apr. 30, 2023	Jul. 31, 2022	Jul. 31, 2023	Jul. 31, 2022
Pension plan [member]
Disclosure of defined benefit plans [line items]
Current service cost	$ 53	$ 53	$ 66	$ 159	$ 198
Net interest (income) expense	(19)	(20)	(14)	(60)	(43)
Interest expense on effect of asset ceiling	1			1
Plan administration costs	1	2	2	5	6
Net defined benefit plan expense (income) recognized in net income	36	35	54	105	161
Other Post Employment Benefit Plans [member]
Disclosure of defined benefit plans [line items]
Current service cost	2	1	1	4	5
Past service cost					(8)
Net interest (income) expense	5	6	5	17	14
Net defined benefit plan expense (income) recognized in net income	$ 7	$ 7	$ 6	$ 21	$ 11